Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Registrant Name	VIA TRANSPORTATION, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42841
Entity Tax Identification Number	45-5372621
Entity Address, Address Line One	114 5th Ave, 17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	917
Local Phone Number	877-0915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	VIA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001603015
Amendment Flag	false